Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
Prepaid expenses and other receivables	$ 3,541	$ 4,064		$ 1,610
Restricted cash	600	0	$ 0
Payroll tax credit receivable	400	400		650
Deferred contract costs	105	0
Total prepaid expenses and other current assets	$ 4,646	$ 4,464		$ 2,260